Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash, Uninsured Amount	$ 3,700,000	$ 134,000
Inventory Write-down	333,000	334,000
Impairment of Intangible Assets, Finite-lived	0	0
Goodwill, Impairment Loss	0	1,326,566
Payments to Acquire Intangible Assets	603,533	2,313,662
Long-term Debt, Total	$ 9,943,605	9,251,547
Open Tax Year	2017 2018 2019
Advertising Expense	$ 223,000	273,000
Share-based Payment Arrangement, Expense	$ 2,718,152	$ 2,050,862
Client Acquisition Costs [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years	4 years
Payments to Acquire Intangible Assets	$ 600,000	$ 1,900,000
Other Current Assets [Member]
Prepaid PCI Annual Fees	298,000	345,000
Prepaid Annual Fee Commissions	$ 708,000	663,000
Weighted Average [Member]
Merchant Contracts, Term (Year)	3 years
Russia and Cayman Islands [Member]
Cash, Uninsured Amount	$ 43,000	$ 30,000